T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.3%
COMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 0.0%
GCI Liberty, Class A, EC (1)(2) 7,281 —
—
Entertainment 0.1%
Playtika Holding  101,282 714
714
Interactive Media & Services 0.4%
Match Group (1) 34,100 1,237
Reddit, Class A (1) 16,482 813
2,050
Media 1.7%
Interpublic Group  27,045 883
News, Class A  144,812 3,791
Nexstar Media Group  12,701 2,188
Sinclair (3) 83,979 1,131
Stagwell (1) 294,204 1,830
9,823
Wireless Telecommunication Services 0.2%
Millicom International Cellular (1)(3) 60,080 1,215
1,215
Total Communication Services 13,802
CONSUMER DISCRETIONARY 11.1%
Automobile Components 0.8%
Autoliv  16,066 1,935
Patrick Industries  18,475 2,207
Phinia  14,870 572
4,714
Diversified Consumer Services 0.8%
Duolingo (1) 5,190 1,145
Strategic Education  7,405 771
Stride (1) 44,871 2,829
4,745
Hotels, Restaurants & Leisure 4.1%
Accel Entertainment (1) 91,255 1,076
Arcos Dorados Holdings, Class A  230,396 2,562
Bloomin' Brands  69,296 1,987
Boyd Gaming  39,224 2,641
Denny's (1) 50,360 451
Dine Brands Global  15,469 719

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Domino's Pizza  5,168 2,568
DraftKings, Class A (1) 12,663 575
Everi Holdings (1) 166,559 1,674
Hilton Grand Vacations (1) 21,421 1,011
Travel + Leisure  50,251 2,460
Wendy's  44,240 834
Wingstop  5,527 2,025
Wynn Resorts  29,428 3,008
23,591
Household Durables 1.1%
La-Z-Boy  18,347 690
PulteGroup  33,181 4,002
Toll Brothers  4,687 607
TopBuild (1) 2,700 1,190
6,489
Leisure Products 0.4%
BRP (3) 34,572 2,320
2,320
Specialty Retail 2.3%
Academy Sports & Outdoors  20,712 1,399
Bath & Body Works  85,237 4,264
Build-A-Bear Workshop (3) 52,939 1,581
Burlington Stores (1) 10,471 2,431
Murphy USA  4,705 1,972
Signet Jewelers  8,293 830
Upbound Group  21,218 747
13,224
Textiles, Apparel & Luxury Goods 1.6%
Carter's  19,236 1,629
Deckers Outdoor (1) 3,157 2,972
On Holding, Class A (1)(3) 50,235 1,777
PVH  13,468 1,894
Steven Madden  25,238 1,067
9,339
Total Consumer Discretionary 64,422
CONSUMER STAPLES 1.3%
Beverages 0.4%
Coca-Cola Consolidated  3,022 2,558
2,558
Consumer Staples Distribution & Retail 0.5%
Andersons  15,224 873

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Foods Holding (1) 36,328 1,961
2,834
Food Products 0.2%
Dole  119,281 1,423
1,423
Household Products 0.2%
Central Garden & Pet, Class A (1) 34,400 1,270
1,270
Total Consumer Staples 8,085
ENERGY 5.4%
Energy Equipment & Services 2.6%
Expro Group Holdings (1) 106,888 2,135
Helix Energy Solutions Group (1) 118,663 1,286
Helmerich & Payne  27,090 1,139
Liberty Energy  116,515 2,414
Seadrill (1) 39,136 1,969
TechnipFMC  156,692 3,935
Weatherford International (1) 17,182 1,983
14,861
Oil, Gas & Consumable Fuels 2.8%
Chesapeake Energy  33,295 2,958
Gulfport Energy (1) 14,919 2,389
PBF Energy, Class A  18,838 1,085
Range Resources  84,590 2,912
Scorpio Tankers  40,800 2,919
Southwestern Energy (1) 230,460 1,747
World Kinect  75,203 1,989
15,999
Total Energy 30,860
FINANCIALS 17.1%
Banks 5.7%
East West Bancorp  53,542 4,236
First BanCorp Puerto Rico  91,190 1,600
First Citizens BancShares, Class A  1,753 2,866
Hanmi Financial  38,283 610
Hope Bancorp  84,228 969
Huntington Bancshares  188,412 2,628
Independent Bank  47,938 1,215
Metropolitan Bank Holding (1) 39,638 1,526
OceanFirst Financial  47,660 782
OFG Bancorp  29,170 1,074
Popular  46,503 4,096

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Preferred Bank  16,598 1,274
Webster Financial  80,748 4,100
Western Alliance Bancorp  60,047 3,854
Zions Bancorp  40,035 1,738
32,568
Capital Markets 1.2%
Affiliated Managers Group  8,870 1,486
LPL Financial Holdings  10,484 2,770
StepStone Group, Class A  32,720 1,169
Virtus Investment Partners  6,586 1,633
7,058
Consumer Finance 1.1%
OneMain Holdings  71,880 3,672
SLM  127,530 2,779
6,451
Financial Services 5.9%
Banco Latinoamericano de Comercio Exterior, Class E  85,254 2,525
Cass Information Systems  16,273 784
Corebridge Financial  150,370 4,320
Corpay (1) 13,425 4,142
Equitable Holdings  65,114 2,475
Essent Group  43,519 2,590
Euronet Worldwide (1) 18,972 2,086
EVERTEC  31,047 1,239
Federal Agricultural Mortgage, Class C  6,020 1,185
International Money Express (1) 87,919 2,007
Mr Cooper Group (1) 29,149 2,272
Payoneer Global (1) 255,339 1,241
Radian Group  18,695 626
Voya Financial  55,742 4,120
Western Union  155,510 2,174
33,786
Insurance 2.9%
Axis Capital Holdings  34,780 2,261
Everest Group  6,789 2,699
Old Republic International  64,174 1,972
Primerica  6,429 1,626
Reinsurance Group of America  13,053 2,518
RenaissanceRe Holdings  16,190 3,805
Skyward Specialty Insurance Group (1) 46,488 1,739
16,620

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Mortgage Real Estate Investment Trusts 0.3%
Annaly Capital Management, REIT  88,650 1,746
1,746
Total Financials 98,229
HEALTH CARE 13.3%
Biotechnology 4.9%
ACADIA Pharmaceuticals (1) 25,450 471
Akero Therapeutics (1) 26,664 673
Alkermes (1) 32,163 871
Alpine Immune Sciences (1) 20,751 823
Apellis Pharmaceuticals (1) 3,768 221
Argenx, ADR (1) 2,285 900
Avidity Biosciences (1) 71,918 1,835
Biohaven (1) 20,277 1,109
Blueprint Medicines (1) 16,703 1,584
Celldex Therapeutics (1) 12,140 509
Crinetics Pharmaceuticals (1) 26,695 1,250
Disc Medicine (1) 8,285 516
Ideaya Biosciences (1) 22,349 981
IGM Biosciences (1)(3) 9,972 96
Immatics (1)(3) 24,921 262
Insmed (1) 45,740 1,241
Intellia Therapeutics (1) 21,254 585
Ionis Pharmaceuticals (1) 23,870 1,035
Kymera Therapeutics (1) 33,895 1,363
Madrigal Pharmaceuticals (1) 3,428 915
Morphic Holding (1) 6,502 229
Natera (1) 16,667 1,524
Neurocrine Biosciences (1) 11,838 1,633
Prothena (1) 19,475 482
Replimune Group (1) 33,748 276
REVOLUTION Medicines (1) 19,204 619
Rocket Pharmaceuticals (1) 22,870 616
Sage Therapeutics (1) 26,679 500
Sarepta Therapeutics (1) 6,398 828
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (1)(4) 2,403 27
Scholar Rock Holding (1) 35,261 626
SpringWorks Therapeutics (1) 8,922 439
Ultragenyx Pharmaceutical (1) 17,005 794
Vaxcyte (1) 12,968 886
Vera Therapeutics (1) 16,717 721
Xencor (1) 29,202 646
28,086

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies 2.7%
Cooper  11,208 1,137
Enovis (1) 45,971 2,871
Haemonetics (1) 12,601 1,076
Hologic (1) 38,231 2,980
Inmode (1) 30,112 651
Merit Medical Systems (1) 23,436 1,775
Penumbra (1) 4,600 1,027
STERIS  7,109 1,598
Teleflex  11,550 2,612
15,727
Health Care Providers & Services 3.2%
AMN Healthcare Services (1) 12,135 758
DaVita (1) 9,480 1,309
Encompass Health  25,716 2,124
Molina Healthcare (1) 7,554 3,103
Select Medical Holdings  148,790 4,486
Tenet Healthcare (1) 48,282 5,075
Universal Health Services, Class B  9,492 1,732
18,587
Life Sciences Tools & Services 1.1%
Avantor (1) 67,378 1,723
Bio-Techne  9,070 639
Medpace Holdings (1) 8,097 3,272
Repligen (1) 3,936 724
6,358
Pharmaceuticals 1.4%
Elanco Animal Health (1) 61,121 995
EyePoint Pharmaceuticals (1) 20,183 417
Intra-Cellular Therapies (1) 8,352 578
Perrigo  27,617 889
Pliant Therapeutics (1) 26,213 391
Prestige Consumer Healthcare (1) 22,299 1,618
Structure Therapeutics, ADR (1) 11,908 510
Viatris  221,784 2,648
8,046
Total Health Care 76,804
INDUSTRIALS & BUSINESS SERVICES 21.1%
Aerospace & Defense 2.6%
Curtiss-Wright  8,256 2,113
Howmet Aerospace  39,655 2,714
Huntington Ingalls Industries  14,754 4,300
Textron  55,126 5,288

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
V2X (1) 10,609 496
14,911
Building Products 2.4%
AZEK (1) 35,190 1,767
Builders FirstSource (1) 12,990 2,709
Carlisle  6,937 2,719
Masco  18,939 1,494
Owens Corning  18,436 3,075
UFP Industries  15,495 1,906
13,670
Commercial Services & Supplies 1.2%
Brady, Class A  11,309 670
Brink's  28,930 2,673
CoreCivic (1) 102,901 1,606
GEO Group (1)(3) 143,060 2,020
6,969
Construction & Engineering 2.7%
AECOM  15,363 1,507
API Group (1) 106,062 4,165
EMCOR Group  9,905 3,469
Primoris Services  32,543 1,385
Sterling Infrastructure (1) 10,718 1,182
WillScot Mobile Mini Holdings (1) 77,270 3,593
15,301
Electrical Equipment 1.4%
Acuity Brands  5,819 1,564
Atkore  10,947 2,084
EnerSys  16,326 1,542
Hubbell  6,997 2,904
8,094
Ground Transportation 1.3%
ArcBest  6,360 906
Landstar System  7,507 1,447
Saia (1) 3,538 2,070
TFI International (3) 17,415 2,777
7,200
Machinery 5.3%
AGCO  6,426 791
Alamo Group  9,227 2,107
Atmus Filtration Technologies (1) 98,503 3,177
Blue Bird (1) 45,090 1,729
Esab  35,473 3,922
Hillman Solutions (1) 139,590 1,485

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Hyster-Yale Materials Handling  17,901 1,149
Lincoln Electric Holdings  6,893 1,761
Mueller Industries  26,938 1,453
Mueller Water Products, Class A  192,998 3,105
REV Group  58,454 1,291
Stanley Black & Decker  34,944 3,422
Terex  25,147 1,619
Timken  25,234 2,206
Toro  11,480 1,052
30,269
Passenger Airlines 0.5%
Copa Holdings, Class A  24,990 2,603
2,603
Professional Services 2.3%
ASGN (1) 12,425 1,302
Barrett Business Services  6,116 775
Korn Ferry  20,127 1,324
Leidos Holdings  25,261 3,311
ManpowerGroup  11,683 907
SS&C Technologies Holdings  48,225 3,104
TriNet Group  4,866 645
Verra Mobility (1) 77,773 1,942
13,310
Trading Companies & Distributors 1.4%
Core & Main, Class A (1) 62,731 3,591
Karat Packaging  59,717 1,709
SiteOne Landscape Supply (1) 14,421 2,517
7,817
Total Industrials & Business Services 120,144
INFORMATION TECHNOLOGY 16.5%
Electronic Equipment, Instruments & Components 3.0%
Belden  44,089 4,083
Celestica (1) 31,024 1,394
Flex (1) 58,640 1,678
Jabil  27,650 3,704
OSI Systems (1) 7,661 1,094
Vontier  51,846 2,352
Zebra Technologies, Class A (1) 9,440 2,845
17,150
IT Services 1.1%
Akamai Technologies (1) 13,539 1,473
Amdocs  18,839 1,702

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
GoDaddy, Class A (1) 26,510 3,146
6,321
Semiconductors & Semiconductor Equipment 2.8%
Amkor Technology  32,082 1,034
Axcelis Technologies (1) 9,631 1,074
Cirrus Logic (1) 9,635 892
Lattice Semiconductor (1) 7,308 572
MKS Instruments  33,329 4,433
Photronics (1) 71,009 2,011
Skyworks Solutions  13,284 1,439
SMART Global Holdings (1) 56,061 1,475
Synaptics (1) 24,330 2,373
Teradyne  5,040 569
15,872
Software 9.3%
A10 Networks  126,234 1,728
ACI Worldwide (1) 19,132 635
AppLovin, Class A (1) 47,827 3,310
Box, Class A (1) 39,741 1,125
Confluent, Class A (1) 52,514 1,603
Descartes Systems Group (1) 29,985 2,744
DocuSign (1) 46,828 2,789
Dolby Laboratories, Class A  15,551 1,303
Dynatrace (1) 81,390 3,780
Envestnet (1) 44,503 2,577
Gen Digital  202,423 4,534
Informatica, Class A (1) 61,806 2,163
Monday.com (1) 10,452 2,361
NCR Voyix (1) 53,119 671
Nutanix, Class A (1) 60,549 3,737
Open Text  29,585 1,149
PagerDuty (1) 47,390 1,075
PTC (1) 27,078 5,116
Qualys (1) 16,513 2,755
Samsara, Class A (1) 29,768 1,125
Sapiens International  43,770 1,408
Teradata (1) 40,957 1,584
Tyler Technologies (1) 4,065 1,728
Verint Systems (1) 46,555 1,543
Zscaler (1) 5,158 994
53,537

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals 0.3%
Super Micro Computer (1) 1,970 1,990
1,990
Total Information Technology 94,870
MATERIALS 4.8%
Chemicals 1.3%
CF Industries Holdings  38,631 3,215
Minerals Technologies  7,240 545
RPM International  32,546 3,871
7,631
Containers & Packaging 0.7%
Berry Global Group  23,045 1,394
Graphic Packaging Holding  56,831 1,658
International Paper  31,005 1,210
4,262
Metals & Mining 2.1%
Champion Iron (CAD)  317,287 1,504
Hudbay Minerals  394,291 2,760
Reliance  13,319 4,451
Steel Dynamics  24,387 3,615
12,330
Paper & Forest Products 0.7%
Clearwater Paper (1) 29,139 1,274
West Fraser Timber  28,977 2,505
3,779
Total Materials 28,002
REAL ESTATE 4.5%
Diversified Real Estate Investment Trusts 0.1%
Armada Hoffler Properties, REIT  70,740 736
736
Health Care Real Estate Investment Trusts 0.2%
Global Medical REIT, REIT  113,120 990
990
Hotel & Resort Real Estate Investment Trusts 0.6%
Braemar Hotels & Resorts, REIT  142,159 284
DiamondRock Hospitality, REIT  141,269 1,358
Host Hotels & Resorts, REIT  89,819 1,857
3,499
Industrial Real Estate Investment Trusts 0.7%
Rexford Industrial Realty, REIT  74,817 3,763
3,763

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Office Real Estate Investment Trusts 0.4%
Hudson Pacific Properties, REIT  217,859 1,405
Kilroy Realty, REIT  22,718 828
2,233
Residential Real Estate Investment Trusts 0.3%
Essex Property Trust, REIT  7,432 1,819
1,819
Retail Real Estate Investment Trusts 0.7%
Brixmor Property Group, REIT  99,482 2,333
Kimco Realty, REIT  51,020 1,000
Saul Centers, REIT  14,651 564
3,897
Specialized Real Estate Investment Trusts 1.5%
CubeSmart, REIT  42,355 1,916
EPR Properties, REIT  14,941 634
Iron Mountain, REIT  15,324 1,229
Lamar Advertising, Class A, REIT  38,189 4,560
8,339
Total Real Estate 25,276
UTILITIES 1.8%
Electric Utilities 0.4%
ALLETE  43,048 2,567
2,567
Independent Power & Renewable Electricity Producer 0.7%
Vistra  59,382 4,136
4,136
Independent Power & Renewable Electricity Producers 0.1%
Clearway Energy, Class C  27,012 623
623
Multi-Utilities 0.6%
NiSource  127,937 3,539
3,539
Total Utilities 10,865
Total Common Stocks (Cost $449,791) 571,359
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 5.39% (5)(6) 4,189,145 4,189
Total Short-Term Investments (Cost $4,189) 4,189

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 5.39% (5)(6) 4,852,451 4,852
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 4,852
Total Securities Lending Collateral (Cost $4,852) 4,852
Total Investments in Securities 100.8%
(Cost $458,832) $ 580,400
Other Assets Less Liabilities (0.8)% (4,835)
Net Assets 100.0% $ 575,565
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this security is on loan at March 31, 2024.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$27 and represents 0.0% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 51++
Totals $ —# $ — $ 51+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 8,625  ¤  ¤ $ 9,041
Total $ 9,041^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $51 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,041.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 569,828 $ 1,531 $ — $ 571,359
Short-Term Investments 4,189 — — 4,189
Securities Lending Collateral 4,852 — — 4,852
Total $ 578,869 $ 1,531 $ — $ 580,400

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F202-054Q1 03/24